Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Intangible Assets and Goodwill

			Other intangible assets
Particulars	Goodwill	Technology Related Development Cost	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2021	907,252	68,889	10,871	916	136,276	5,196	—	4,104	1,133,504
Additions/adjustments*	—	8,744	—	—	—	22	671	375	9,812
Disposals	—	(5,392)	—	—	—	—	—	—	(5,392)
Effect of movements in foreign exchange rates	(26,929)	(1,882)	(290)	(15)	(3,803)	(149)	(10)	(107)	(33,185)
Balance as at March 31, 2022	880,323	70,359	10,581	901	132,473	5,069	661	4,372	1,104,739
Balance as at April 1, 2022	880,323	70,359	10,581	901	132,473	5,069	661	4,372	1,104,739
Acquisitions through business combination (refer note 7 (b) and 7 (c))	8,558	1,052	—	—	304	6	—	—	9,920
Additions/adjustments*	—	7,654	—	—	—	274	1,183	301	9,412
Disposals	—	(1,868)	—	—	—	(669)	—	—	(2,537)
Effect of movements in foreign exchange rates	(55,218)	(5,170)	(738)	(32)	(9,747)	(344)	(45)	(423)	(71,717)
Balance as at March 31, 2023	833,663	72,027	9,843	869	123,030	4,336	1,799	4,250	1,049,817
Accumulated amortization and impairment losses
Balance as at April 1, 2021	287,378	49,799	5,046	606	62,974	4,386	—	2,408	412,597
Amortization for the year	—	9,091	1,347	64	12,420	390	23	—	23,335
Impairment for the year	—	—	—	—	—	—	—	138	138
Disposals	—	(5,375)	—	—	—	—	—	—	(5,375)
Effect of movements in foreign exchange rates	(8,206)	(1,319)	(133)	(6)	(1,768)	(129)	—	(53)	(11,614)
Balance as at March 31, 2022	279,172	52,196	6,260	664	73,626	4,647	23	2,493	419,081
Balance as at April 1, 2022	279,172	52,196	6,260	664	73,626	4,647	23	2,493	419,081
Amortization for the year	—	6,864	1,202	60	11,559	179	1,286	—	21,150
Impairment for the year	—	—	—	—	—	—	—	150	150
Disposals	—	(1,868)	—	—	—	(665)	—	—	(2,533)
Effect of movements in foreign exchange rates	(7,012)	(3,645)	(420)	(14)	(5,292)	(318)	(31)	(273)	(17,005)
Balance as at March 31, 2023	272,160	53,547	7,042	710	79,893	3,843	1,278	2,370	420,843
Carrying amounts
As at April 1, 2021	619,874	19,090	5,825	310	73,302	810	—	1,696	720,907
As at March 31, 2022	601,151	18,163	4,321	237	58,847	422	638	1,879	685,658
As at April 1, 2022	601,151	18,163	4,321	237	58,847	422	638	1,879	685,658
As at March 31, 2023	561,503	18,480	2,801	159	43,137	493	521	1,880	628,974

* Represents addition of USD 8,882 (March 31, 2022: USD 8,887) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 8,581 (March 31, 2022: USD 8,512).
Summary of Goodwill Allocated to Acquired Subsidiaries Level

The allocation of goodwill to the CGUs is as follows:

	As at March 31,
Particulars	2022	2023
Air ticketing	241,127	223,552
Hotels and packages	218,209	206,946
ibibo Group – redBus	132,641	127,292
Other units without significant goodwill	9,174	3,713
Total	601,151	561,503

Air Ticketing and Hotels and Packages [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows:

	Air ticketing		Hotels and packages
	As at March 31		As at March 31
Particulars	2022	2023	2022	2023
Discount rate (pre-tax)	18.6%	19.5%	18.3%	19.8%
Discount rate (post-tax)	16.4%	17.2%	16.4%	17.2%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%
Adjusted margin growth rate	13.2% - 54.7%	12.0% - 23.1%	5.9% - 61.2%	8.1% - 25.4%
EBITDA margin* (5 years)	4.6% - 13.8%	4.7% - 11.3%	14.6% - 15.7%	14.1% - 20.4%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.

ibibo Group - redBus [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows:

	As at March 31
Particulars	2022	2023
Discount rate (pre-tax)	18.6%	19.7%
Discount rate (post-tax)	16.4%	17.2%
Terminal value growth rate	4.0%	4.0%
Adjusted margin growth rate	15.0% - 79.0%	12.0% - 22.8%
EBITDA margin* (5 years)	5.2% - 24.3%	14.5% - 18.9%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.